Income Taxes - Summary of Significant Components of Deferred Income Tax Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	$ (593,171)	$ (16,175)
(Charged) credited to net earnings	21,139	14,930
Acquisition of subsidiary		(621,261)
Foreign exchange on translation	(16,647)	29,335
Opening adjustment			$ (197)
Deferred tax liabilities		(593,368)
Ending balance	(588,876)	(593,171)
Unrecognized deferred tax assets	47,891	14,249		$ 4,806
Property & Equipment
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	(121)	(45)
(Charged) credited to net earnings	(1,948)	(82)
Acquisition of subsidiary		0
Foreign exchange on translation	(10)	6
Opening adjustment			(9)
Deferred tax liabilities		(130)
Ending balance	(2,088)	(121)
Unrecognized deferred tax assets	1,736	1,144		148
Intangibles
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	(592,123)	(16,130)
(Charged) credited to net earnings	23,802	15,525
Acquisition of subsidiary		(620,796)
Foreign exchange on translation	(16,959)	29,278
Opening adjustment			(131)
Deferred tax liabilities		(592,254)
Ending balance	(585,411)	(592,123)
Unrecognized deferred tax assets	5,394	0		0
Canadian Non Capital Tax Losses
Disclosure Of Deferred Income Taxes [Line Items]
Unrecognized deferred tax assets	190,300	129,200
Tax Losses
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	0	0
(Charged) credited to net earnings	0	0
Acquisition of subsidiary		0
Foreign exchange on translation	0	0
Opening adjustment			0
Deferred tax liabilities		0
Ending balance	0	0
Unrecognized deferred tax assets	7,897	1,191		174
Other
Disclosure Of Deferred Income Taxes [Line Items]
Beginning balance	(927)	0
(Charged) credited to net earnings	(715)	(513)
Acquisition of subsidiary		(465)
Foreign exchange on translation	322	51
Opening adjustment			$ (57)
Deferred tax liabilities		(984)
Ending balance	(1,377)	(927)
Unrecognized deferred tax assets	$ 32,864	$ 11,914		$ 4,484